Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)	1,448	$228,784
General Dynamics Corp.	359	52,680
Huntington Ingalls Industries Inc.	97	16,850
L3Harris Technologies Inc.	230	38,716
Lockheed Martin Corp.	282	106,869
Northrop Grumman Corp.	174	56,552
Raytheon Technologies Corp.	1,871	106,048
Textron Inc.	878	30,677

		637,176

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	225	21,087
Expeditors International of Washington Inc.	229	19,353
FedEx Corp.	278	46,815
United Parcel Service Inc., Class B	1,012	144,473
XPO Logistics Inc.(a)	377	28,283

		260,011

Airlines — 0.5%
American Airlines Group Inc.	1,594	17,725
Delta Air Lines Inc.	2,435	60,802
Southwest Airlines Co.	1,791	55,324
United Airlines Holdings Inc.(a)	958	30,062

		163,913

Auto Components — 0.2%
Aptiv PLC	237	18,426
Gentex Corp.	624	16,842
Lear Corp.	163	17,992

		53,260

Automobiles — 0.3%
Ford Motor Co.	11,234	74,257
General Motors Co.	781	19,439

		93,696

Banks — 11.4%
Bank of America Corp.	32,199	801,111
CIT Group Inc.	1,251	23,731
Citigroup Inc.	11,365	568,364
Citizens Financial Group Inc.	2,043	50,687
Comerica Inc.	1,281	49,344
Fifth Third Bancorp.	2,936	58,309
Huntington Bancshares Inc./OH	3,878	35,949
JPMorgan Chase & Co.	9,789	946,009
KeyCorp	3,639	43,704
M&T Bank Corp.	567	60,074
PNC Financial Services Group Inc. (The)	1,419	151,365
Regions Financial Corp.	5,015	54,463
Synovus Financial Corp.	830	16,725
Truist Financial Corp.	2,111	79,078
U.S. Bancorp.	4,736	174,474
Wells Fargo & Co.	29,063	705,068
Zions Bancorp. N.A	905	29,385

		3,847,840

Beverages — 1.4%
Coca-Cola Co. (The)	3,843	181,543
Constellation Brands Inc., Class A	124	22,097
Monster Beverage Corp.(a)	343	26,919
PepsiCo Inc.	1,794	246,962

		477,521

Security	Shares	Value

Biotechnology — 3.3%
AbbVie Inc.	4,383	$415,991
Amgen Inc.	1,552	379,728
Biogen Inc.(a)	633	173,879
Gilead Sciences Inc.	2,161	150,254

		1,119,852

Building Products — 0.7%
Johnson Controls International PLC	4,073	156,729
Masco Corp.	736	42,070
Trane Technologies PLC	390	43,629

		242,428

Capital Markets — 3.9%
Ameriprise Financial Inc.	462	70,977
Apollo Global Management Inc.	339	16,645
Bank of New York Mellon Corp. (The)	3,203	114,828
BlackRock Inc.(b)	221	127,077
Blackstone Group Inc. (The), Class A	1,050	55,944
Charles Schwab Corp. (The)	1,800	59,670
CME Group Inc.	180	29,912
E*TRADE Financial Corp.	741	37,621
Franklin Resources Inc.	1,047	22,039
Goldman Sachs Group Inc. (The)	856	169,454
Intercontinental Exchange Inc.	700	67,746
Invesco Ltd.	1,819	18,263
LPL Financial Holdings Inc.	217	17,147
Moody’s Corp.	106	29,818
Morgan Stanley	3,759	183,740
MSCI Inc.	92	34,590
Northern Trust Corp.	559	43,798
Raymond James Financial Inc.	255	17,717
S&P Global Inc.	192	67,248
State Street Corp.	602	38,402
T Rowe Price Group Inc.	464	64,078
TD Ameritrade Holding Corp.	491	17,622

		1,304,336

Chemicals — 1.9%
Air Products & Chemicals Inc.	131	37,549
Celanese Corp.	415	40,338
CF Industries Holdings Inc.	722	22,620
Dow Inc.(a)	1,619	66,476
DuPont de Nemours Inc.	2,158	115,410
Eastman Chemical Co.	273	20,374
Ecolab Inc.	110	20,579
Linde PLC	632	154,909
LyondellBasell Industries NV, Class A	1,331	83,214
PPG Industries Inc.	328	35,309
Sherwin-Williams Co. (The)	68	44,059

		640,837

Commercial Services & Supplies — 0.3%
Cintas Corp.	99	29,885
Republic Services Inc.	230	20,067
Waste Management Inc.	408	44,717

		94,669

Communications Equipment — 2.0%
Cisco Systems Inc.	13,430	632,553
Juniper Networks Inc.	715	18,147
Motorola Solutions Inc.	127	17,754

		668,454

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	220	$18,777

Consumer Finance — 1.1%
Ally Financial Inc.	1,798	36,140
American Express Co.	1,165	108,718
Capital One Financial Corp.	1,060	67,628
Discover Financial Services	1,308	64,655
Synchrony Financial	4,134	91,485

		368,626

Containers & Packaging — 0.2%
Ball Corp.	441	32,471
International Paper Co.	1,198	41,678

		74,149

Distributors — 0.1%
Genuine Parts Co.	200	18,030

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	507	99,260
Equitable Holdings Inc.	1,767	36,153
Voya Financial Inc.	817	40,360

		175,773

Diversified Telecommunication Services — 2.5%
AT&T Inc.	17,646	521,969
CenturyLink Inc.	2,799	27,010
Verizon Communications Inc.	5,346	307,288

		856,267

Electric Utilities — 1.0%
American Electric Power Co. Inc.	461	40,052
Duke Energy Corp.	553	46,861
Evergy Inc.	609	39,481
Exelon Corp.	1,107	42,741
FirstEnergy Corp.	601	17,429
NextEra Energy Inc.	174	48,842
NRG Energy Inc.	1,290	43,615
Southern Co. (The)	870	47,511

		326,532

Electrical Equipment — 0.6%
Eaton Corp. PLC	947	88,194
Emerson Electric Co.	1,134	70,319
Rockwell Automation Inc.	210	45,810

		204,323

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	303	32,045
CDW Corp./DE	204	23,715
Corning Inc.	2,066	64,046
TE Connectivity Ltd.	584	52,017

		171,823

Energy Equipment & Services — 0.4%
Baker Hughes Co.	2,796	43,310
Halliburton Co.	1,634	23,415
Schlumberger Ltd.	4,498	81,594

		148,319

Entertainment — 0.4%
Electronic Arts Inc.(a)	279	39,512
Walt Disney Co. (The)	917	107,234

		146,746

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	220	57,506

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities Inc.	112	$17,149
Crown Castle International Corp.	350	58,345
Digital Realty Trust Inc.	194	31,145
Equity Residential	381	20,433
Essex Property Trust Inc.	74	16,335
Healthpeak Properties Inc.	804	21,941
Host Hotels & Resorts Inc.	2,042	22,013
Iron Mountain Inc.	696	19,620
Prologis Inc.	511	53,870
Public Storage	179	35,778
SBA Communications Corp.	90	28,039
Simon Property Group Inc.	1,086	67,712
SL Green Realty Corp.	530	24,645
Ventas Inc.	492	18,873
Weyerhaeuser Co.	1,644	45,720

		539,124

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	141	45,900
Kroger Co. (The)	743	25,849
Sysco Corp.	979	51,740
Walgreens Boots Alliance Inc.	3,387	137,885
Walmart Inc.	1,695	219,333

		480,707

Food Products — 0.8%
Archer-Daniels-Midland Co.	709	30,366
General Mills Inc.	578	36,570
Hershey Co. (The)	190	27,628
Kellogg Co.	313	21,594
Kraft Heinz Co. (The)	937	32,214
Mondelez International Inc., Class A	1,993	110,592
Tyson Foods Inc., Class A	379	23,290

		282,254

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	976	98,225
Baxter International Inc.	722	62,367
Becton Dickinson and Co.	118	33,198
Edwards Lifesciences Corp.(a)	288	22,582
Medtronic PLC	1,311	126,485
Stryker Corp.	127	24,549

		367,406

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	269	26,951
Anthem Inc.	210	57,498
Cardinal Health Inc.	599	32,717
Cigna Corp.(a)	189	32,638
CVS Health Corp.	1,178	74,143
DaVita Inc.(a)	461	40,287
HCA Healthcare Inc.	399	50,529
Humana Inc.	106	41,600
Laboratory Corp. of America Holdings(a)	103	19,871
McKesson Corp.	392	58,863
Quest Diagnostics Inc.	172	21,856
UnitedHealth Group Inc.	757	229,205
Universal Health Services Inc., Class B	212	23,299

		709,457

Health Care Technology — 0.1%
Cerner Corp.	629	43,684

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	2,328	$32,313
Darden Restaurants Inc.	225	17,077
Domino’s Pizza Inc.	58	22,423
Hilton Worldwide Holdings Inc.	698	52,385
Hyatt Hotels Corp., Class A	362	17,376
Las Vegas Sands Corp.	824	35,959
Marriott International Inc./MD, Class A	704	59,013
McDonald’s Corp.	1,319	256,255
Royal Caribbean Cruises Ltd.	330	16,074
Starbucks Corp.	3,701	283,238
Yum! Brands Inc.	614	55,905

		848,018

Household Durables — 0.4%
DR Horton Inc.	339	22,428
Lennar Corp., Class A	299	21,633
Newell Brands Inc.	1,990	32,636
NVR Inc.(a)	6	23,581
Whirlpool Corp.	228	37,191

		137,469

Household Products — 2.0%
Clorox Co. (The)	159	37,605
Colgate-Palmolive Co.	1,088	83,993
Kimberly-Clark Corp.	493	74,956
Procter & Gamble Co. (The)	3,707	486,062

		682,616

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,270	23,698

Industrial Conglomerates — 1.1%
3M Co.	1,069	160,853
Honeywell International Inc.	1,355	202,396

		363,249

Insurance — 2.6%
Aflac Inc.	1,806	64,239
Allstate Corp. (The)	833	78,627
American International Group Inc.	1,811	58,206
Aon PLC, Class A	328	67,312
Assured Guaranty Ltd.	632	13,797
Chubb Ltd.	655	83,342
Cincinnati Financial Corp.	257	20,028
Hartford Financial Services Group Inc. (The)	445	18,832
Lincoln National Corp.	792	29,518
Loews Corp.	1,341	48,826
Marsh & McLennan Companies Inc.	345	40,227
MetLife Inc.	2,971	112,452
Principal Financial Group Inc.	686	29,107
Prudential Financial Inc.	1,687	106,905
Travelers Companies Inc. (The)	588	67,279
Unum Group	935	16,110
Willis Towers Watson PLC	105	22,051

		876,858

Interactive Media & Services — 2.2%
Alphabet Inc., Class A(a)	160	238,072
Alphabet Inc., Class C, NVS(a)	159	235,791
Facebook Inc., Class A(a)	1,071	271,680

		745,543

Internet & Direct Marketing Retail — 1.4%
Booking Holdings Inc.(a)	130	216,077
eBay Inc.	3,866	213,712

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Expedia Group Inc.	388	$31,432
Qurate Retail Inc., Series A(a)	2,016	21,995

		483,216

IT Services — 4.1%
Accenture PLC, Class A	493	110,817
Akamai Technologies Inc.(a)	168	18,890
Alliance Data Systems Corp.	379	16,812
Automatic Data Processing Inc.	517	68,715
Broadridge Financial Solutions Inc.	148	19,882
Cognizant Technology Solutions Corp., Class A	1,233	84,239
DXC Technology Co.	2,346	42,017
Fidelity National Information Services Inc.	333	48,721
Fiserv Inc.(a)	337	33,629
FleetCor Technologies Inc.(a)	102	26,374
Global Payments Inc.	96	17,090
International Business Machines Corp.	2,000	245,880
Leidos Holdings Inc.	170	16,177
Mastercard Inc., Class A	627	193,448
Paychex Inc.	357	25,675
PayPal Holdings Inc.(a)	349	68,428
VeriSign Inc.(a)	97	20,533
Visa Inc., Class A	1,634	311,114
Western Union Co. (The)	1,213	29,452

		1,397,893

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	270	26,009
IQVIA Holdings Inc.(a)	250	39,597
Mettler-Toledo International Inc.(a)	25	23,375
Thermo Fisher Scientific Inc.	180	74,511
Waters Corp.(a)	292	62,240

		225,732

Machinery — 1.6%
Allison Transmission Holdings Inc.	467	17,447
Caterpillar Inc.	1,453	193,075
Cummins Inc.	382	73,825
Deere & Co.	386	68,056
Dover Corp.	240	24,703
Illinois Tool Works Inc.	504	93,235
PACCAR Inc.	274	23,312
Parker-Hannifin Corp.	175	31,311
Stanley Black & Decker Inc.	133	20,391

		545,355

Media — 1.2%
Altice USA Inc., Class A(a)	1,144	30,877
Charter Communications Inc., Class A(a)	272	157,760
Comcast Corp., Class A	2,890	123,692
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	887	31,036
Omnicom Group Inc.	603	32,399
Sirius XM Holdings Inc.	2,944	17,311
ViacomCBS Inc., Class B, NVS	862	22,472

		415,547

Metals & Mining — 0.3%
Newmont Corp.	456	31,555
Nucor Corp.	731	30,665
Reliance Steel & Aluminum Co.	165	16,213
Steel Dynamics Inc.	704	19,297

		97,730

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.0%
Starwood Property Trust Inc.	1,112	$16,624

Multi-Utilities — 0.2%
Public Service Enterprise Group Inc.	562	31,438
WEC Energy Group Inc.	291	27,721

		59,159

Multiline Retail — 0.5%
Dollar General Corp.	225	42,840
Kohl’s Corp.	1,174	22,353
Target Corp.	785	98,816

		164,009

Oil, Gas & Consumable Fuels — 4.0%
Cabot Oil & Gas Corp.	1,136	21,243
Chevron Corp.	3,130	262,732
ConocoPhillips	3,353	125,369
Devon Energy Corp.	5,645	59,216
EOG Resources Inc.	417	19,536
Exxon Mobil Corp.	9,231	388,440
Hess Corp.	395	19,438
HollyFrontier Corp.	541	14,877
Kinder Morgan Inc./DE	3,619	51,028
Marathon Oil Corp.	3,177	17,442
Marathon Petroleum Corp.	2,648	101,154
ONEOK Inc.	1,085	30,282
Ovintiv Inc.	2,413	23,382
Phillips 66	1,099	68,160
Pioneer Natural Resources Co.	206	19,966
Valero Energy Corp.	1,411	79,341
Williams Companies Inc. (The)	2,817	53,889

		1,355,495

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	254	50,175

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	3,970	232,880
Eli Lilly & Co.	1,037	155,851
Johnson & Johnson	3,435	500,685
Merck & Co. Inc.	4,940	396,386
Pfizer Inc.	13,385	515,055
Zoetis Inc.	227	34,431

		1,835,288

Professional Services — 0.1%
IHS Markit Ltd.	267	21,555
Verisk Analytics Inc.	108	20,381

		41,936

Road & Rail — 1.7%
CSX Corp.	1,953	139,327
Norfolk Southern Corp.	563	108,214
Union Pacific Corp.	1,850	320,698

		568,239

Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices Inc.	340	39,049
Applied Materials Inc.	1,554	99,969
Broadcom Inc.	1,153	365,213
Intel Corp.	9,073	433,054
KLA Corp.	228	45,561
Lam Research Corp.	385	145,207
Maxim Integrated Products Inc.	544	37,041
NVIDIA Corp.	70	29,721

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qualcomm Inc.	5,233	$552,657
Skyworks Solutions Inc.	248	36,104
Teradyne Inc.	280	24,909
Texas Instruments Inc.	1,682	214,539
Xilinx Inc.	340	36,499

		2,059,523

Software — 5.7%
Adobe Inc.(a)	187	83,088
Citrix Systems Inc.	255	36,404
Intuit Inc.	101	30,943
Microsoft Corp.	5,224	1,070,972
NortonLifeLock Inc.	1,520	32,604
Oracle Corp.	11,159	618,767
Palo Alto Networks Inc.(a)	100	25,592
VMware Inc., Class A(a)	187	26,219

		1,924,589

Specialty Retail — 2.9%
AutoZone Inc.(a)	49	59,164
Best Buy Co. Inc.	520	51,787
CarMax Inc.(a)	210	20,364
Home Depot Inc. (The)	1,702	451,864
Lowe’s Companies Inc.	1,291	192,243
O’Reilly Automotive Inc.(a)	112	53,466
Ross Stores Inc.	503	45,104
TJX Companies Inc. (The)	1,555	80,844
Tractor Supply Co.	142	20,269
Ulta Beauty Inc.(a)	80	15,439

		990,544

Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	4,756	2,021,490
Dell Technologies Inc., Class C(a)	3,444	206,054
Hewlett Packard Enterprise Co.	8,818	87,034
HP Inc.	6,420	112,864
NetApp Inc.	1,574	69,728
Seagate Technology PLC	758	34,277
Western Digital Corp.	714	30,773
Xerox Holdings Corp.(a)	1,355	22,561

		2,584,781

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	1,562	152,467
Ralph Lauren Corp.	279	19,893
Tapestry Inc.	1,130	15,097
VF Corp.	456	27,524

		214,981

Tobacco — 1.3%
Altria Group Inc.	5,275	217,066
Philip Morris International Inc.	2,949	226,513

		443,579

Trading Companies & Distributors — 0.2%
Fastenal Co.	444	20,886
United Rentals Inc.(a)	171	26,568
WW Grainger Inc.	65	22,200

		69,654

Total Common Stocks — 99.7% (Cost: $32,479,392)		33,757,490

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	30,000	$30,000

Total Short-Term Investments — 0.1% (Cost: $30,000)		30,000

Total Investments in Securities — 99.8% (Cost: $32,509,392)		33,787,490

Other Assets, Less Liabilities — 0.2%		60,269

Net Assets — 100.0%		$33,847,759

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(40,000	)(a)	$—	$—	$30,000	30,000	$22	$—
BlackRock Inc.	76,310	60,288	(20,423)		4,178	6,724	127,077	221	407	—

					$4,178	$6,724	$157,077		$429	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index	4	09/18/20	$ 65	$2,693

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,757,490	$—	$—	$33,757,490
Money Market Funds	30,000	—	—	30,000

	$33,787,490	$—	$—	$33,787,490

Derivative financial instruments(a)
Assets
Futures Contracts	$2,693	$—	$—	$2,693

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Dividend and Buyback ETF

Portfolio Abbreviations — Equity

NVS                Non-Voting Shares

6